Cover	9 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (“Amendment No. 1”) to the Registration Statement on Form S-1 (Registration No. 333-290269) of Polomar Health Services Inc. (the “Registration Statement”) is being filed to address certain comments from the Division of Corporation Finance, as well as to include language provided by Rule 473(b) of the Securities Act of 1933.
Entity Registrant Name	Polomar Health Services, Inc.
Entity Central Index Key	0001265521
Entity Tax Identification Number	86-1006313
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	32866 US Hwy. 19 N
Entity Address, City or Town	Palm Harbor
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34684
City Area Code	(727)
Local Phone Number	425-7575
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	32866 US Hwy. 19 N
Entity Address, City or Town	Palm Harbor
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34684
City Area Code	(727)
Local Phone Number	425-7575
Contact Personnel Name	Terrence M. Tierney